UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02527

Deutsche DWS Money Funds

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 07/31

Date of reporting period: 7/1/20-6/30/21

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02527
Reporting Period: 07/01/2020 - 06/30/2021
Deutsche DWS Money Funds

======================== DWS Money Market Prime Series =========================

INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

Ticker:       VTA            Security ID:  46132R708
Meeting Date: AUG 07, 2020   Meeting Type: Annual
Record Date:  MAY 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Beth Ann Brown           For       For          Management
1a.2  Elect Director Anthony J. LaCava, Jr.   For       For          Management
1a.3  Elect Director Joel W. Motley           For       For          Management
1a.4  Elect Director Teresa M. Ressel         For       For          Management
1a.5  Elect Director Christopher L. Wilson    For       For          Management
1b.1  Elect Director David C. Arch            For       For          Management

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INVESCO SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  46131H842
Meeting Date: AUG 07, 2020   Meeting Type: Annual
Record Date:  MAY 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Beth Ann Brown           For       For          Management
1a.2  Elect Director Anthony J. LaCava, Jr.   For       For          Management
1a.3  Elect Director Joel W. Motley           For       For          Management
1a.4  Elect Director Teresa M. Ressel         For       For          Management
1a.5  Elect Director Christopher L. Wilson    For       For          Management
1b.1  Elect Director David C. Arch            For       For          Management

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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y840
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       Withhold     Management
1.3   Elect Director Terence J. Toth          For       Withhold     Management
1.4   Elect Director Robert L. Young          For       Withhold     Management
1.5   Elect Director William C. Hunter        For       Withhold     Management
1.6   Elect Director Albin F. Moschner        For       Withhold     Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Money Funds

By (Signature and Title) /s/Hepsen Uzcan
Hepsen Uzcan, Chief Executive Officer and President

Date 8/16/21